Taxation - Uncertain Tax Positions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance beginning of period	$ 0.0	$ 0.0	$ 0.0
Increases as a result of positions taken in prior periods	7.9	0.0	0.0
Increases as a result of positions taken during the current period	0.0	0.0	0.0
Decreases as a result of positions taken in prior periods	0.0	0.0	0.0
Decreases as a result of positions taken in the current period	0.0	0.0	0.0
Balance end of period	7.9	$ 0.0	$ 0.0
Accrued interest and penalties (less than)	0.1
Interest and penalties expensed (less than)	0.1
Decrease reasonably possible for unrecognized tax benefits	1.2
Other Current Liabilities
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance end of period	1.2
Other Noncurrent Liabilities
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance end of period	$ 6.7